Property, plant and equipment (Details) - DKK DKK in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Impairment loss	DKK 0	DKK 0	DKK 0
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	12,081
Property, plant and equipment at end of period	DKK 14,855	12,081
Plant and machinery
Property, plant and equipment
Useful lives of asset (in years)	5 years
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	DKK 12,081	14,672
Depreciation for the year	3,883	4,556	5,057
Property, plant and equipment at end of period	14,855	12,081	14,672
Depreciation for the financial year has been charged as:
Research and development expenses	3,883	4,556	5,057
Administrative expenses	0	0	0
Total	3,883	4,556	5,057
Plant and machinery | Cost
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	47,170	66,506	62,771
Adjustment to prior year	0
Additions	6,657	1,965	3,735
Retirements	(198)	(21,301)
Property, plant and equipment at end of period	53,629	47,170	66,506
Plant and machinery | Accumulated depreciation
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	35,089	51,834	46,777
Adjustment to prior year	0
Depreciation for the year	3,883	4,556	5,057
Retirements	(198)	(21,301)
Transfer		0
Property, plant and equipment at end of period	38,774	35,089	51,834
Depreciation for the financial year has been charged as:
Total	3,883	4,556	5,057
Other fixtures and fittings
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,154	1,153
Depreciation for the year	685	534	551
Property, plant and equipment at end of period	953	1,154	1,153
Depreciation for the financial year has been charged as:
Research and development expenses	569	438	436
Administrative expenses	116	96	115
Total	685	534	551
Other fixtures and fittings | Cost
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	3,612	8,794	8,663
Adjustment to prior year	286
Additions	484	515	131
Retirements	0	(5,697)
Property, plant and equipment at end of period	4,382	3,612	8,794
Other fixtures and fittings | Accumulated depreciation
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,458	7,641	7,090
Adjustment to prior year	286
Depreciation for the year	685	534	551
Retirements	0	(5,697)
Transfer		(20)
Property, plant and equipment at end of period	3,429	2,458	7,641
Depreciation for the financial year has been charged as:
Total	DKK 685	534	551
Other fixtures and fittings | Minimum
Property, plant and equipment
Useful lives of asset (in years)	3 years
Other fixtures and fittings | Maximum
Property, plant and equipment
Useful lives of asset (in years)	5 years
Leasehold improvements
Property, plant and equipment
Useful lives of asset (in years)	5 years
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	DKK 408	628
Depreciation for the year	189	320	607
Property, plant and equipment at end of period	304	408	628
Depreciation for the financial year has been charged as:
Research and development expenses	157	262	480
Administrative expenses	32	58	127
Total	189	320	607
Leasehold improvements | Cost
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	10,715	10,772	10,598
Adjustment to prior year	0
Additions	85	120	174
Retirements	0	(177)
Property, plant and equipment at end of period	10,800	10,715	10,772
Leasehold improvements | Accumulated depreciation
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	10,307	10,144	9,537
Depreciation for the year	189	320	607
Retirements	0	(177)
Transfer		20
Property, plant and equipment at end of period	10,496	10,307	10,144
Depreciation for the financial year has been charged as:
Total	DKK 189	DKK 320	DKK 607